UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     July 28, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $118,667 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1431    32705 SH       DEFINED                 30405     2300        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1697    46500 SH       DEFINED                 44000     2500        0
AMGEN INC                      COM              031162100     9284   140800 SH       DEFINED                138300     2500        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      877      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105     9228   213372 SH       DEFINED                211772     1600        0
BOSTON SCIENTIFIC CORP         COM              101137107    10308   168700 SH       DEFINED                163700     5000        0
CISCO SYS INC                  COM              17275R102     4424   263500 SH       DEFINED                260500     3000        0
COCA COLA CO                   COM              191216100      481    10358 SH       SOLE                    10358        0        0
FOREST LABS INC                COM              345838106    21448   391751 SH       DEFINED                383351     8400        0
GENERAL ELEC CO                COM              369604103     1525    53185 SH       SOLE                    53185        0        0
IMCLONE SYS INC                COM              45245W109      950    29700 SH       SOLE                    29700        0        0
J P MORGAN CHASE & CO          COM              46625H100     3573   104525 SH       DEFINED                101525     3000        0
JOHNSON & JOHNSON              COM              478160104    14457   279632 SH       DEFINED                277132     2500        0
MERCK & CO INC                 COM              589331107     1191    19675 SH       SOLE                    19675        0        0
MICROSOFT CORP                 COM              594918104     2115    82484 SH       SOLE                    82484        0        0
MYLAN LABS INC                 COM              628530107     3256    93650 SH       DEFINED                 89850     3800        0
ONLINE RES CORP                COM              68273G101     7077  1111000 SH       DEFINED               1081000    30000        0
PAYCHEX INC                    COM              704326107      588    20000 SH       SOLE                    20000        0        0
PFIZER INC                     COM              717081103     1271    37222 SH       SOLE                    37222        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445      966    87863 SH       SOLE                    87863        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     4775   163800 SH       DEFINED                159600     4200        0
SCHERING PLOUGH CORP           COM              806605101     6536   351400 SH       DEFINED                345600     5800        0
TRIBUNE CO NEW                 COM              896047107     3569    73884 SH       SOLE                    73884        0        0
ZIMMER HLDGS INC               COM              98956P102     7640   169600 SH       DEFINED                167900     1700        0